Restatement of Quarterly Financial Information (Unaudited) - Condensed (Details) - USD ($)	1 Months Ended		3 Months Ended								4 Months Ended	6 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021		Jun. 30, 2022		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 02, 2021	Dec. 31, 2020		Dec. 31, 2019
Condensed Consolidated Balance Sheet
Total Current Assets											$ 179,512							$ 456,123	$ 179,512
Total Assets											394,960							316,723,259	394,960
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)											(2,286)							(34,190,624)	(2,286)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)											394,960							316,723,259	394,960
Condensed Consolidated Statement of Operations
Operating Loss											(2,286)							(22,747,817)
P3 Health Partners Inc.
Condensed Consolidated Balance Sheet
Health Plan Receivables, Net	$ 50,251,004		$ 99,806,410								44,962,787	$ 99,806,410							44,962,787
Total Current Assets	199,860,950		170,979,084								90,880,587	170,979,084							90,880,587
Total Assets	2,364,108,460	[1],[2]	1,444,209,840	[1]							106,435,206 [2]	1,444,209,840	[1]						106,435,206	[2]
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)	(39,418,124)		(204,345,577)								(130,485,179)	(204,345,577)							(130,485,179)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	2,364,108,460		1,444,209,840								106,435,206	1,444,209,840							106,435,206
Condensed Consolidated Statement of Operations
Total Operating Revenue	58,762,397		269,453,971			$ 144,586,444						542,998,305		$ 295,884,386				578,602,418	491,063,525		$ 145,482,112
Medical Expenses	66,877,005		267,448,368			150,380,517						533,269,170		297,005,022				592,465,049	484,502,423		141,029,737
Operating Loss	(58,887,666)		(912,187,157)			(25,971,063)						(964,354,885)		(38,959,491)				(129,057,592)	(28,587,678)		(39,535,671)
Add: Net loss and tax effect attributable to Non-controlling interest	(47,856,729)		(748,755,990)									(798,968,740)
Condensed Consolidated Statement of Changes in Members' Deficit
Balance at the end	273,551,441		108,624,475			(183,308,520)	$ (154,407,902)				(130,217,705)	108,624,475		(183,308,520)				(272,916,391)	(130,217,705)		(99,073,637)
Condensed Consolidated Statement of Cash Flows
Health Plan Receivables / Premiums	3,236,036											(49,555,406)		1,212,093				(2,770,246)	(27,507,240)		(9,653,991)
P3 Health Partners Inc. | Capitated Revenue
Condensed Consolidated Balance Sheet
Health Plan Receivables, Net	50,251,004		99,806,410								44,962,787	99,806,410							44,962,787
Condensed Consolidated Statement of Operations
Total Operating Revenue	57,224,539		267,102,466			141,560,867						536,787,281		290,525,057				567,735,297	480,739,577		139,332,707
P3 Health Partners Inc. | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue	$ 1,537,858		$ 2,351,505			$ 3,025,577						$ 6,211,024		$ 5,359,329				$ 10,867,121	10,323,948		$ 6,149,405
P3 Health Partners Inc. | Class A Units Subject to Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)											43,656,270								43,656,270
P3 Health Partners Inc. | Class D Units Subject To Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)											47,041,554								$ 47,041,554
P3 Health Partners Inc. | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred return												8.00%							8.00%		8.00%
P3 Health Partners Inc. | Class A Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred return					8.00%	8.00%	8.00%	8.00%	8.00%	8.00%				8.00%	8.00%	8.00%	8.00%
P3 Health Partners Inc. | As Previously Reported
Condensed Consolidated Balance Sheet
Health Plan Receivables, Net							$ 3,687,918				38,429,833								$ 38,429,833
Total Current Assets							78,762,484				84,347,633								84,347,633
Total Assets							94,189,692				99,902,252								99,902,252
Contributed Capital					$ 41,764,270	$ 41,764,270	41,764,270				41,764,270			$ 41,764,270		$ 41,764,270			41,764,270		$ 41,764,270
Class A Preferred Returns					6,594,660	5,632,496	4,705,644				3,815,034			5,632,496		6,594,660			3,815,034		430,230
Accumulated Equity-Based Compensation					2,747,960	2,392,875	1,829,084				1,368,567			2,392,875		2,747,960			1,368,567		921,092
Accumulated Loss from Controlling Interests						(23,429,094)								(23,429,094)
Retained Loss from Non-Controlling Interests					(26,231,059)		(21,469,673)				(18,187,381)					(26,231,059)			(18,187,381)		(13,880,310)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(203,942,517)	(172,576,003)	(149,567,493)				(126,242,225)			(172,576,003)		(203,942,517)			(126,242,225)		(85,167,716)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							94,189,692				99,902,252								99,902,252
Condensed Consolidated Statement of Operations
Total Operating Revenue					156,520,255	151,418,598	151,564,380	$ 128,840,991	$ 116,864,492	$ 114,958,796				302,982,979	$ 231,823,288	459,503,232	$ 360,664,280		485,541,291		145,894,832
Medical Expenses					161,662,423	150,679,717	146,890,945	127,015,976	105,777,973	115,464,322				297,570,662	221,242,295	459,233,085	348,258,272		485,513,143		141,442,457
Total Operating Expenses					184,643,797	170,856,707	164,552,810	142,355,570	121,527,179	121,088,507				335,409,517	242,615,687	520,053,309	384,971,257
Operating Loss						(19,438,108)								(32,426,538)		(60,550,077)			(35,120,632)
Interest Expense, net					(4,643,254)	(4,406,240)	(4,081,134)	(2,316,579)	(2,249,977)	(2,261,063)				(8,487,374)	(4,561,039)	(13,130,628)	(6,877,619)
Total Other Expense					(6,044,940)	(5,529,823)	(13,619,130)	(2,316,579)	(2,299,977)	(2,261,063)				(19,148,953)	(4,561,039)	(25,193,893)	(6,877,619)
Net Loss					34,168,482	24,967,931	26,607,560	15,831,158	6,962,664	8,390,774				51,575,491	15,353,438	85,743,970	31,184,596
Add: Net loss and tax effect attributable to Non-controlling interest					(2,801,965)	(1,959,421)	(3,282,292)	875,560	(2,774,562)	(1,550,953)				(5,241,713)	(4,325,515)	(8,043,678)	(3,449,955)		(4,307,071)		(7,907,592)
Net Loss (formerly Net Loss Attributable to Controlling Interests)					(31,366,517)	(23,008,510)	(23,325,268)	(16,706,718)	(4,188,102)	(6,839,821)				(46,333,778)	(11,027,923)	(77,700,292)	(27,734,641)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss					34,168,482	24,967,931	26,607,560	15,831,158	6,962,664	8,390,774				51,575,491	15,353,438	85,743,970	31,184,596
Balance at the end					(179,246,686)	(146,395,455)	(122,918,168)	(84,110,848)	(69,173,164)	63,212,106	(97,661,735)			(146,395,455)	(69,173,164)	(179,246,686)	(84,110,848)		(97,661,735)		(55,932,434)
Condensed Consolidated Statement of Cash Flows
Net Loss					34,168,482	24,967,931	26,607,560	15,831,158	6,962,664	8,390,774				51,575,491	15,353,438	85,743,970	31,184,596
Health Plan Receivables / Premiums														(5,320,861)		(7,417,477)
Class A and Class D Preferred Returns							1,956,848			(1,859,271)				3,993,325	3,718,542	6,107,441	5,577,812		7,437,080		945,297
P3 Health Partners Inc. | As Previously Reported | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					152,276,992	147,159,665	147,700,465	124,461,275	114,042,681	112,514,334				294,860,130	226,557,015	447,137,121	351,018,290		471,551,241		138,727,943
Interest Expense, net														294,860,130
P3 Health Partners Inc. | As Previously Reported | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					4,243,263	4,258,933	3,863,915	4,379,716	2,821,811	2,444,462				8,122,849	5,266,273	12,366,111	9,645,990		13,990,050		7,166,889
P3 Health Partners Inc. | As Previously Reported | Class D Units Subject To Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					54,936,716	53,784,760	52,675,137				51,608,900			53,784,760		54,936,716			51,608,900		47,556,622
P3 Health Partners Inc. | As Previously Reported | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return(s) at 8%																			7,437,080		945,298
Condensed Consolidated Statement of Cash Flows
Class A and Class D Preferred Returns														3,993,325
P3 Health Partners Inc. | As Previously Reported | Class A Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return(s) at 8%					962,163	926,852	890,612	840,805	847,048	846,999				1,817,564	1,694,048	2,779,619	2,534,853
P3 Health Partners Inc. | Network Adjustments
Condensed Consolidated Balance Sheet
Accumulated Loss from Controlling Interests						23,429,094								23,429,094
Retained Loss from Non-Controlling Interests					26,231,059		21,469,673				18,187,381					26,231,059			18,187,381		13,880,310
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(26,231,059)	(23,429,094)	(21,469,673)				(18,187,381)			(23,429,094)		(26,231,059)			(18,187,381)		(13,880,310)
Condensed Consolidated Statement of Operations
Add: Net loss and tax effect attributable to Non-controlling interest					2,801,965	1,959,421	3,282,292	(875,560)	2,774,562	1,550,953				5,241,713	4,325,515	8,043,678	3,449,955		4,307,071		7,907,592
Net Loss (formerly Net Loss Attributable to Controlling Interests)					(2,801,965)	(1,959,421)	(3,282,292)	875,560	(2,774,562)	(1,550,953)				(5,241,713)	(4,325,515)	(8,043,678)	(3,449,955)
P3 Health Partners Inc. | Preferred Returns Adjustments
Condensed Consolidated Balance Sheet
Class A Preferred Returns					(6,594,660)	(5,632,496)	(4,705,644)				(3,815,034)			(5,632,496)		(6,594,660)			(3,815,034)		(430,230)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					14,489,765	12,375,705	10,339,227				8,382,381			12,375,705		14,489,765			8,382,381		945,297
Condensed Consolidated Statement of Operations
Interest Expense, net					2,114,063	2,036,476	1,956,848	1,859,270	1,859,271	1,859,271				3,993,325	3,718,542	6,107,441	5,577,812
Total Other Expense					2,114,063	2,036,476	1,956,848	1,859,270	1,859,271	1,859,271				3,993,325	3,718,542	6,107,441	5,577,812
Net Loss					(2,114,063)	(2,036,476)	(1,956,848)	(1,859,270)	(1,859,271)	(1,859,271)				(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)
Net Loss (formerly Net Loss Attributable to Controlling Interests)					2,114,063	2,036,476	1,956,848	1,859,270	1,859,271	1,859,271				3,993,325	3,718,542	6,107,441	5,577,812
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss					(2,114,063)	(2,036,476)	(1,956,848)	(1,859,270)	(1,859,271)	(1,859,271)				(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)
Balance at the end					7,895,167	6,743,106	5,633,581	3,558,027	2,539,562	(1,527,340)	4,567,346			6,743,106	2,539,562	7,895,167	3,558,027		4,567,346		515,068
Condensed Consolidated Statement of Cash Flows
Net Loss					(2,114,063)	(2,036,476)	(1,956,848)	(1,859,270)	(1,859,271)	(1,859,271)				(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)
Class A and Class D Preferred Returns							(1,956,848)			1,859,271				(3,993,325)	(3,718,542)	(6,107,441)	(5,577,812)		(7,437,080)		(945,297)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class D Units Subject To Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					(7,895,162)	(6,743,207)	(5,633,583)				(4,567,346)			(6,743,207)		(7,895,162)			(4,567,346)		(515,068)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A and Class D Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return(s) at 8%																			(7,437,080)		(945,298)
Condensed Consolidated Statement of Cash Flows
Class A and Class D Preferred Returns														(3,993,325)
P3 Health Partners Inc. | Preferred Returns Adjustments | Class A Units
Condensed Consolidated Statement of Changes in Members' Deficit
Preferred Return(s) at 8%					(962,163)	(926,852)	(890,612)	(840,805)	(847,048)	(846,999)				(1,817,564)	(1,694,048)	(2,779,619)	(2,534,853)
P3 Health Partners Inc. | Class A Units Adjustment
Condensed Consolidated Balance Sheet
Contributed Capital					(41,764,270)	(41,764,270)	(41,764,270)				(41,764,270)			(41,764,270)		(41,764,270)			(41,764,270)		(41,764,270)
Accumulated Equity-Based Compensation					(921,092)	(921,092)	(921,092)				(921,092)			(921,092)		(921,092)			(921,092)		(921,092)
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(970,908)	(970,908)	(970,908)				(970,908)			(970,908)		(970,908)			(970,908)		(970,908)
Condensed Consolidated Statement of Changes in Members' Deficit
Balance at the end					(43,656,331)	(43,656,170)	(43,656,269)	(43,656,271)	(43,656,272)	43,656,272	(43,656,270)			(43,656,170)	(43,656,272)	(43,656,331)	(43,656,271)		(43,656,270)		(43,656,271)
P3 Health Partners Inc. | Class A Units Adjustment | Class A Units Subject to Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					43,656,270	43,656,270	43,656,270				43,656,270			43,656,270		43,656,270			43,656,270		43,656,270
P3 Health Partners Inc. | Revenue Adjustment
Condensed Consolidated Balance Sheet
Health Plan Receivables, Net							6,532,954				6,532,954								6,532,954
Total Current Assets							6,532,954				6,532,954								6,532,954
Total Assets							6,532,954				6,532,954								6,532,954
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)							6,532,954				6,532,954								6,532,954
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							6,532,954				6,532,954								6,532,954
Condensed Consolidated Statement of Operations
Total Operating Revenue					(334,300)	(6,832,155)	(266,440)	(297,500)	(152,040)	(150,800)				(7,098,593)	(302,840)	(7,432,894)	(600,340)		5,522,234		(412,720)
Medical Expenses					(334,300)	(299,200)	(266,440)	(297,500)	(152,040)	(150,800)				(565,640)	(302,840)	(899,940)	(600,340)		(1,010,720)		(412,720)
Total Operating Expenses					(334,300)	(299,200)	(266,440)	(297,500)	(152,040)	(150,800)				(565,640)	(302,840)	(899,940)	(600,340)
Operating Loss						(6,532,955)								(6,532,953)		(6,532,954)			6,532,954
Net Loss						6,532,955								6,532,953		6,532,954
Net Loss (formerly Net Loss Attributable to Controlling Interests)						(6,532,955)								(6,532,953)		(6,532,954)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss						6,532,955								6,532,953		6,532,954
Balance at the end							6,532,954				6,532,954								6,532,954
Condensed Consolidated Statement of Cash Flows
Net Loss						6,532,955								6,532,953		6,532,954
Health Plan Receivables / Premiums														6,532,953		6,532,954
P3 Health Partners Inc. | Revenue Adjustment | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					796,003	(5,598,799)	1,263,725	721,351	472,742	436,017				(4,335,073)	908,759	(3,539,071)	1,630,111		9,188,336		604,764
Interest Expense, net														(4,335,073)
P3 Health Partners Inc. | Revenue Adjustment | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					(1,130,303)	(1,233,356)	(1,530,165)	(1,018,851)	(624,782)	(586,817)				(2,763,520)	(1,211,599)	(3,893,823)	(2,230,451)		(3,666,102)		(1,017,484)
P3 Health Partners Inc. | As Restated
Condensed Consolidated Balance Sheet
Health Plan Receivables, Net							10,220,872				44,962,787								44,962,787
Total Current Assets							85,295,438				90,880,587								90,880,587
Total Assets							100,722,646				106,435,206								106,435,206
Accumulated Equity-Based Compensation					1,826,868	1,471,783	907,992				447,475			1,471,783		1,826,868			447,475
Accumulated Deficit (formerly Accumulated Loss from Controlling Interests)					(216,654,719)	(184,600,300)	(155,135,893)				(130,485,179)			(184,600,300)		(216,654,719)			(130,485,179)		(99,073,637)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)							100,722,646				106,435,206								106,435,206
Condensed Consolidated Statement of Operations
Total Operating Revenue					156,185,955	144,586,443	151,297,940	128,543,491	116,712,452	114,807,996				295,884,386	231,520,448	452,070,338	360,063,940		491,063,525		145,482,112
Medical Expenses					161,328,123	150,380,517	146,624,505	126,718,476	105,625,933	115,313,522				297,005,022	220,939,455	458,333,145	347,657,932		484,502,423		141,029,737
Total Operating Expenses					184,309,497	170,557,507	164,286,370	142,058,070	121,375,139	120,937,707				334,843,877	242,312,847	519,153,369	384,370,917
Operating Loss						(25,971,063)								(38,959,491)		(67,083,031)			(28,587,678)
Interest Expense, net					(2,529,191)	(2,369,764)	(2,124,286)	(457,309)	(390,706)	(401,792)				(4,494,049)	(842,497)	(7,023,187)	(1,299,807)
Total Other Expense					(3,930,877)	(3,493,347)	(11,662,282)	(457,309)	(440,706)	(401,792)				(15,155,628)	(842,497)	(19,086,452)	(1,299,807)
Net Loss					32,054,419	29,464,410	24,650,712	13,971,888	5,103,393	6,531,503				54,115,119	11,634,896	86,169,483	25,606,784
Net Loss (formerly Net Loss Attributable to Controlling Interests)					(32,054,419)	(29,464,410)	(24,650,712)	(13,971,888)	(5,103,393)	(6,531,503)				(54,115,119)	(11,634,896)	(86,169,483)	(25,606,784)
Condensed Consolidated Statement of Changes in Members' Deficit
Net Loss					32,054,419	29,464,410	24,650,712	13,971,888	5,103,393	6,531,503				54,115,119	11,634,896	86,169,483	25,606,784
Balance at the end					(215,007,850)	(183,308,519)	(154,407,902)	(124,209,092)	(110,289,874)	105,341,038	(130,217,705)			(183,308,519)	(110,289,874)	(215,007,850)	(124,209,092)		(130,217,705)		(99,073,637)
Condensed Consolidated Statement of Cash Flows
Net Loss					32,054,419	29,464,410	24,650,712	13,971,888	5,103,393	6,531,503				54,115,119	11,634,896	86,169,483	25,606,784
Health Plan Receivables / Premiums														1,212,092		(884,523)
P3 Health Partners Inc. | As Restated | Capitated Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					153,072,995	141,560,866	148,964,190	125,182,626	114,515,423	112,950,351				290,525,057	227,465,774	443,598,050	352,648,401		480,739,577		139,332,707
Interest Expense, net														290,525,057
P3 Health Partners Inc. | As Restated | Other Patient Service Revenue
Condensed Consolidated Statement of Operations
Total Operating Revenue					3,112,960	3,025,577	2,333,750	$ 3,360,865	$ 2,197,029	$ 1,857,645				5,359,329	$ 4,054,674	8,472,288	$ 7,415,539		10,323,948		6,149,405
P3 Health Partners Inc. | As Restated | Class A Units Subject to Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					43,656,270	43,656,270	43,656,270				43,656,270			43,656,270		43,656,270			43,656,270		43,656,270
P3 Health Partners Inc. | As Restated | Class D Units Subject To Possible Redemption
Condensed Consolidated Balance Sheet
Units Subject to Possible Redemption (Predecessor)					$ 47,041,554	$ 47,041,553	$ 47,041,554				$ 47,041,554			$ 47,041,553		$ 47,041,554			$ 47,041,554		$ 47,041,554

[1]	The Company’s condensed consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 25: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The condensed consolidated balance sheets include total assets that can be used only to settle obligations of the P3 LLC’s VIEs totaling $9.2 million and $8.1 million as of June 30, 2022 and December 31, 2021, respectively, and total liabilities of the P# LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $7.8 million and $6.1 million as of June 30, 2022 and December 31, 2021, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates as of June 30, 2022 and December 31, 2021, and $28.6 million and $24.1 million of amounts due to affiliates as of June 30, 2022 and December 31, 2021, respectively, as these are eliminated in consolidation and not presented within the condensed consolidated balance sheets. See Note 25 “Variable Interest Entities.”
[2]	The Company’s consolidated balance sheets include the assets and liabilities of its consolidated variable interest entities (“VIEs”). As discussed in Note 28: Variable Interest Entities, P3 LLC is itself a VIE. P3 LLC represents substantially all the assets and liabilities of the Company. As a result, the language and numbers below refer only to VIEs held at the P3 LLC level. The consolidated balance sheets include total assets that can be used only to settle obligations of P3 LLC’s consolidated VIEs totaling $8.1 million and $0.8 million as of December 31, 2021 and December 31, 2020, respectively, and total liabilities of P3 LLC’s consolidated VIEs for which creditors do not have recourse to the general credit of the Company totaled $6.1 million and $1.7 million as of December 31, 2021 and December 31, 2020, respectively. These VIE assets and liabilities do not include $6.0 million of investment in affiliates and $24.1 million of amounts due to affiliates as of December 31, 2021 and $19.4 million of amounts due to affiliates as of December 31, 2020 as these are eliminated in consolidation and not presented within the consolidated balance sheets. See Note 28 “Variable Interest Entities.”